Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended		8 Months Ended		12 Months Ended		13 Months Ended	14 Months Ended		20 Months Ended		24 Months Ended	25 Months Ended	26 Months Ended	32 Months Ended	36 Months Ended	37 Months Ended	48 Months Ended	49 Months Ended	60 Months Ended	61 Months Ended	72 Months Ended	73 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 01, 2024	May 01, 2023	Dec. 06, 2019	Dec. 31, 2015	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2020	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2017	Dec. 31, 2021	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
American Funds IS 2010 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2010 Target Date Fund - Class 4
Accumulated Value			$ 10,000								$ 11,022						$ 11,987				$ 10,841		$ 11,716		$ 12,609		$ 14,175
American Funds IS 2010 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2010 Target Date Fund - Class 2
Accumulated Value			10,000								11,070						12,097				10,990		11,948		12,915		14,604
American Funds IS 2010 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2010 Target Date Fund - Class 1A
Accumulated Value			10,000								11,070						12,097				10,990		11,948		12,915		14,604
American Funds IS 2010 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2010 Target Date Fund - Class 1
Accumulated Value			10,000								11,070						12,097				10,990		11,948		12,915		14,604
American Funds IS 2015 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2015 Target Date Fund - Class 4
Accumulated Value			10,000								11,105						12,186				10,891		11,873		12,809		14,452
American Funds IS 2015 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2015 Target Date Fund - Class 2
Accumulated Value			10,000								11,147						12,290				11,045		12,093		13,119		14,878
American Funds IS 2015 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2015 Target Date Fund - Class 1A
Accumulated Value			10,000								11,147						12,290				11,045		12,093		13,119		14,878
American Funds® IS 2015 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2015 Target Date Fund - Class 1
Accumulated Value			10,000								11,147						12,290				11,045		12,093		13,119		14,878
American Funds IS 2020 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2020 Target Date Fund - Class 4
Accumulated Value			10,000								11,201						12,332				10,912		11,989		13,002		14,775
American Funds IS 2020 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2020 Target Date Fund - Class 2
Accumulated Value			10,000								11,238						12,438				11,060		12,208		13,302		15,205
American Funds IS 2020 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2020 Target Date Fund - Class 1A
Accumulated Value			10,000								11,248						12,438				11,060		12,208		13,314		15,205
American Funds IS 2020 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2020 Target Date Fund - Class 1
Accumulated Value			10,000								11,238						12,438				11,060		12,208		13,302		15,205
American Funds IS 2025 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2025 Target Date Fund - Class 4
Accumulated Value			10,000								11,465						12,700				11,017		12,273		13,319		15,210
American Funds IS 2025 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2025 Target Date Fund - Class 2
Accumulated Value			10,000								11,499						12,811				11,162		12,490		13,631		15,646
American Funds IS 2025 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2025 Target Date Fund - Class 1A
Accumulated Value			10,000								11,499						12,811				11,162		12,490		13,631		15,646
American Funds IS 2025 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2025 Target Date Fund - Class 1
Accumulated Value			10,000								11,499						12,811				11,162		12,490		13,631		15,646
American Funds IS 2030 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2030 Target Date Fund - Class 4
Accumulated Value			10,000								11,597						13,052				11,111		12,644		13,946		16,124
American Funds IS 2030 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2030 Target Date Fund - Class 2
Accumulated Value			10,000								11,600						13,116				11,222		12,835		14,229		16,519
American Funds IS 2030 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2030 Target Date Fund - Class 1A
Accumulated Value			10,000								11,600						13,116				11,222		12,835		14,218		16,519
American Funds IS 2030 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2030 Target Date Fund - Class 1
Accumulated Value			10,000								11,600						13,116				11,222		12,835		14,229		16,519
American Funds IS 2035 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2035 Target Date Fund - Class 4
Accumulated Value			10,000								11,913						13,699				11,399		13,281		14,880		17,430
American Funds IS 2035 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2035 Target Date Fund - Class
Accumulated Value			10,000								11,905						13,758				11,511		13,469		15,154		17,855
American Funds IS 2035 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2035 Target Date Fund - Class 1A
Accumulated Value			10,000								11,905						13,758				11,511		13,469		15,154		17,855
American Funds IS 2035 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2035 Target Date Fund - Class 1
Accumulated Value			10,000								11,916						13,758				11,511		13,469		15,166		17,855
American Funds IS 2040 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2040 Target Date Fund - Class 4
Accumulated Value		$ 10,000				$ 10,474		$ 11,256					$ 12,298		$ 12,919			$ 14,370	$ 15,392
American Funds® IS 2040 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2040 Target Date Fund - Class 2
Accumulated Value		10,000				10,474		11,256					12,298		12,949			14,435	15,499
American Funds IS 2040 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2040 Target Date Fund - Class 1A
Accumulated Value		10,000				10,474		11,256					12,298		12,949			14,435	15,499
American Funds® IS 2040 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2040 Target Date Fund - Class 1
Accumulated Value		10,000				10,474		11,256					12,298		12,949			14,435	15,499
American Funds IS 2045 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2045 Target Date Fund - Class 4
Accumulated Value		10,000				10,515		11,316					12,403		13,111			14,656	15,803
American Funds IS 2045 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2045 Target Date Fund - Class 2
Accumulated Value		10,000				10,515		11,316					12,403		13,111			14,645	15,793
American Funds IS 2045 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2045 Target Date Fund - Class 1A
Accumulated Value		10,000				10,515		11,316					12,403		13,111			14,645	15,793
American Funds IS 2045 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2045 Target Date Fund - Class 1
Accumulated Value		10,000				10,515		11,316					12,403		13,111			14,645	15,793
American Funds IS 2050 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2050 Target Date Fund - Class 4
Accumulated Value		10,000				10,535		11,351					12,463		13,144			14,713	15,883
American Funds IS 2050 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2050 Target Date Fund - Class 2
Accumulated Value		10,000				10,535		11,351					12,463		13,144			14,713	15,883
American Funds IS 2050 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2050 Target Date Fund - Class 1A
Accumulated Value		10,000				10,535		11,351					12,463		13,144			14,713	15,883
American Funds IS 2050 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2050 Target Date Fund - Class 1
Accumulated Value		10,000				10,535		11,351					12,463		13,144			14,713	15,883
American Funds IS 2055 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2055 Target Date Fund - Class 4
Accumulated Value		10,000				10,565		11,385					12,529		13,195			14,796	15,990
American Funds IS 2055 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2055 Target Date Fund - Class 2
Accumulated Value		10,000				10,565		11,385					12,529		13,195			14,796	16,001
American Funds IS 2055 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2055 Target Date Fund - Class 1A
Accumulated Value		10,000				10,565		11,385					12,529		13,195			14,796	15,990
American Funds IS 2055 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2055 Target Date Fund - Class 1
Accumulated Value		10,000				10,565		11,385					12,529		13,195			14,796	15,990
American Funds IS 2060 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2060 Target Date Fund - Class 4
Accumulated Value		10,000				10,565		11,404					12,543		13,185			14,608	15,797
American Funds IS 2060 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2060 Target Date Fund - Class 2
Accumulated Value		10,000				10,565		11,404					12,543		13,185			14,619	15,808
American Funds IS 2060 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2060 Target Date Fund - Class 1A
Accumulated Value		10,000				10,565		11,404					12,543		13,185			14,608	15,797
American Funds IS 2060 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2060 Target Date Fund - Class 1
Accumulated Value		10,000				10,565		11,404					12,543		13,185			14,608	15,797
American Funds IS 2065 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2065 Target Date Fund - Class 4
Accumulated Value		10,000				10,565		11,404					12,543		13,219			14,607	15,800
American Funds IS 2065 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2065 Target Date Fund - Class 2
Accumulated Value		10,000				10,565		11,404					12,543		13,219			14,607	15,800
American Funds IS 2065 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2065 Target Date Fund - Class 1A
Accumulated Value		10,000				10,565		11,404					12,543		13,219			14,607	15,800
American Funds IS 2065 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2065 Target Date Fund - Class 1
Accumulated Value		10,000				10,565		11,404					12,543		13,219			14,607	15,800
American Funds IS 2070 Target Date Fund - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2070 Target Date Fund - Class 4
Accumulated Value	$ 10,000				$ 10,516		$ 11,033					$ 12,208		$ 13,382
American Funds IS 2070 Target Date Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2070 Target Date Fund - Class 2
Accumulated Value	10,000				10,516		11,033					12,208		13,382
American Funds IS 2070 Target Date Fund - Class 1A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2070 Target Date Fund - Class 1A
Accumulated Value	10,000				10,516		11,033					12,208		13,382
American Funds IS 2070 Target Date Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds IS 2070 Target Date Fund - Class 1
Accumulated Value	10,000				10,516		11,033					12,208		13,382
American Funds Managed Risk Global Allocation Portfolio - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name									Managed Risk Global Allocation Portfolio — Class P2
Accumulated Value				$ 10,000						$ 10,108						$ 12,032				$ 11,201		$ 13,491		$ 14,254		$ 15,494		$ 12,666	$ 13,999	$ 15,126	$ 17,256
American Funds Managed Risk Growth and Income Portfolio - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name									Managed Risk Growth and Income Portfolio — Class P2
Accumulated Value				10,000						10,370						12,086				11,515		13,736		14,417		15,993		13,578	15,167	17,027	19,209
American Funds Managed Risk Growth Portfolio - Class P2
Account Value [Line Items]
Line Graph and Table Measure Name									Managed Risk Growth Portfolio — Class P2
Accumulated Value				10,000						10,397						12,268				11,780		14,049		15,925		17,723		14,115	16,313	18,571	20,663
American Funds Growth and Income Portfolio - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									Growth and Income Portfolio — Class 4
Accumulated Value				10,000						10,641						12,283				11,852		14,171		16,278		18,283		15,405	17,848	20,056	23,290
American Funds Global Growth Portfolio - Class 4
Account Value [Line Items]
Line Graph and Table Measure Name									Global Growth Portfolio — Class 4
Accumulated Value				10,000						10,442						13,378				12,071		15,894		19,676		22,331		16,804	20,674	23,495	28,559
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Accumulated Value			10,000								11,312						12,519				10,875		12,288		13,325		15,189
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,000	10,910	10,711	11,830	11,572		11,196	12,172	12,564	13,341	13,946	14,467	13,640	15,666	15,365	17,054	13,042	12,829	17,149	16,201	20,304	20,255	26,132	23,876	21,399	27,025	33,786	39,827
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index)
Accumulated Value				10,000						10,786						13,372				12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
S&P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2010 Index
Accumulated Value			10,000								11,123						11,851				10,495		11,627		12,410		13,889
S&P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2015 Index
Accumulated Value			10,000								11,170						12,064				10,597		11,803		12,659		14,196
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2020 Index
Accumulated Value			10,000								11,183						12,162				10,604		11,911		12,874		14,512
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2030 Index
Accumulated Value			10,000								11,414						12,853				11,058		12,694		13,951		16,061
S&P Target Date 2035 Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2035 Index
Accumulated Value			10,000								11,535						13,257				11,270		13,144		14,641		17,100
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	$ 10,000	10,000	10,228	9,952	10,430	10,287		10,265	$ 10,767	10,849	10,214	11,191	10,415	10,628	$ 10,601	10,834	11,176	10,630	$ 9,222	11,556	$ 9,731	12,424	$ 9,853	12,232	$ 10,572	10,641	11,229	11,369	12,199
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2040 Index
Accumulated Value		10,000				10,340		11,026					11,897		12,445			13,477	14,710
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2045 Index
Accumulated Value		10,000				10,370		11,080					12,022		12,584			13,701	15,035
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2050 Index
Accumulated Value		10,000				10,386		11,110					12,100		12,699			13,806	15,184
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2055 Index
Accumulated Value		10,000				10,384		11,110					12,101		12,701			13,840	15,249
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2060 Index
Accumulated Value		10,000				10,389		11,115					12,108		12,720			13,846	15,256
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Target Date 2065+ Index
Accumulated Value	$ 10,000	$ 10,000			$ 10,579	$ 10,399	$ 11,125	$ 11,134				$ 12,120	$ 12,159	$ 13,368	$ 12,785			$ 13,930	$ 15,364
S&P Global LargeMidCap Managed Risk Index - Moderate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Global LargeMidCap Managed Risk Index - Moderate
Accumulated Value				10,000						10,314						12,165				11,417		13,655		14,634		16,452		14,021	16,294	18,277	20,451
S&P 500 Managed Risk Index - Moderate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Managed Risk Index - Moderate
Accumulated Value				10,000						10,727						12,446				12,181		14,513		15,531		18,282		15,881	18,550	21,595	23,207
MSCI ACWI (All Country World Index) ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index) ex USA
Accumulated Value				10,000						10,450						13,291				11,404		13,857		15,334		16,533		13,887	16,056	16,945	22,432
AFIS Growth and Income Portfolio Series Custom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									AFIS Growth and Income Portfolio Series Custom Index
Accumulated Value				$ 10,000						$ 10,687						$ 12,313				$ 11,767		$ 14,152		$ 16,024		$ 17,920		$ 15,168	$ 17,540	$ 19,510	$ 22,706